ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
Consideration transferred

US$ MILLIONS
Cash	$67
Senior notes(2)	141
Working capital credit facility	19
Total consideration	$227

(1)	The total consideration through the Brookfield-sponsored partnership includes $170 million cash, $357 million in fair value of the Senior notes and $48 million of a working capital facility.

(2)
On the date of acquisition of the North American gas storage operation Brookfield Infrastructure held a pre-existing interest in the Senior notes of $117 million, representing the original cost of $104 million and $13 million of income recorded as Other income on the Consolidated Statement of Operating Results in prior periods. On the acquisition date, Brookfield Infrastructure recorded an additional $24 million of Other income on the Consolidated Statement of Operating Results associated with the recycling of accumulated mark-to-market gains on revaluation of the Senior notes, which was equivalent to fair value.

Fair value of assets and liabilities acquired as of July 19, 2016

US$ MILLIONS
Cash and cash equivalents	$15
Accounts receivable and other	99
Inventory	39
Property, plant and equipment	825
Goodwill	82
Deferred income tax and other liabilities	(148)
Non-recourse borrowings	(337)
Net assets acquired before non-controlling interest	575
Non-controlling interest(1)	(348)
Net assets acquired	$227

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure and was measured at fair value on the acquisition date
Consideration transferred

US$ MILLIONS
Cash	$1,306
Consideration payable(1)	262
Total Consideration	$1,568

Fair value of assets and liabilities acquired as of April 4, 2017:

US$ MILLIONS
Cash and cash equivalents	$89
Accounts receivable and other	317
Intangible assets(2)	5,515
Goodwill	804
Accounts payable and other liabilities	(202)
Deferred income tax liabilities	(946)
Net assets acquired before non-controlling interest	5,577
Non-controlling interest(3)	(4,009)
Net assets acquired	1,568

(1)
The deferred consideration is payable on the fifth anniversary of the date of acquisition and has therefore been initially recorded at fair value within non-current financial liabilities on the consolidated statements of financial position. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability will be subsequently measured at amortized cost.

(2)	Represents authorizations that expire between 2039 and 2041.

(3)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed during the twelve-month periods ended December 31, 2017.

US$ MILLIONS
Cash	$9
Consideration payable	18
Total consideration	$27

Fair value of assets and liabilities acquired (provisional):

US$ MILLIONS
Accounts receivable and other	$28
Goodwill	11
Property, plant and equipment	100
Deferred income tax and other liabilities	(31)
Non-recourse borrowings	(30)
Net assets acquired before non-controlling interest	78
Non-controlling interest(1)	(51)
Net assets acquired	$27

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$13
Common shares of Asciano Limited	132
Total consideration	$145
Fair value of assets and liabilities acquired as of August 18, 2016

US$ MILLIONS
Cash and cash equivalents	$12
Accounts receivable and other	233
Assets classified as held for sale(1)	115
Property, plant and equipment	225
Intangible assets	69
Goodwill	199
Liabilities directly associated with assets classified as held for sale(1)	(58)
Deferred income tax and other liabilities	(109)
Non-recourse borrowings	(181)
Net assets acquired before non-controlling interest	505
Non-controlling interest(2)	(360)
Net assets acquired	$145

(1)
$115 million of equity accounted investments and $58 million of non-recourse borrowings relate to a non-core business acquired as part of the acquisition of the Australian ports business which was sold in the fourth quarter of 2016. The net proceeds recorded approximated the carrying value of the business and therefore no gain or loss on disposition was recorded.

(2)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date
Consideration transferred

US$ MILLIONS
Cash	$118
Consideration payable(1)	9
Total consideration	$127
Fair value of assets and liabilities acquired as of June 28, 2016

US$ MILLIONS
Cash and cash equivalents(2)	$115
Accounts receivable and other	121
Property, plant and equipment	6
Intangible assets(3)	973
Goodwill	139
Deferred income tax and other liabilities	(160)
Non-recourse borrowings	(441)
Net assets acquired before non-controlling interest	753
Non-controlling interest(4)	(626)
Net assets acquired	$127

(1)
The purchase price is payable in a series of four payments, one on the date of acquisition as well as three equal payments made 18 months, 27 months and 36 months subsequent to this date and consequently an amount payable of $9 million is recorded as a financial liability within the consolidated statements of financial position as at December 31, 2016.

(2)	Includes $114 million of restricted cash primarily related to toll road construction obligations.

(3)
Represents a 30 year Peruvian toll road service concession agreement expiring in January 2043. The agreement obligates Rutas to maintain the toll roads to an acceptable standard in exchange for the ability to charge regulated tariffs to the users of the toll road.

(4)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date
Consideration transferred

US$ MILLIONS
Cash	$42
Total consideration	$42

Fair value of assets and liabilities acquired as of March 1, 2016

US$ MILLIONS
Accounts receivable and other	$38
Property, plant and equipment	7
Financial assets	142
Intangible assets	147
Deferred income tax assets	10
Accounts payable and other	(38)
Non-recourse borrowings	(202)
Net assets acquired before non-controlling interest	104
Non-controlling interest(1)	(62)
Net assets acquired	$42

(1)
Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date which is equal to the consideration paid by the non-controlling interest